AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JANUARY 15, 2014

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 20, 2013,

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND

 (TICKER SYMBOLS:  RMAIX, AARMX, ACRMX)

This supplement to the Statement of Additional Information (“SAI”) dated September 20, 2013, for the American Independence Risk-Managed Allocation Fund (the “Fund”), a series of the Trust, is to update an error on the cover page with respect to the CUSIP identifiers.

Effective immediately, the cover page of the SAI is updated to reflect the correct CUSIPs for each class of the Fund as follows:

	Institutional Class	Class A	Class C
	(Ticker/CUSIP)	(Ticker/CUSIP)	(Ticker/CUSIP)
American Independence Risk-Managed Allocation Fund	RMAIX	AARMX	ACRMX
	267622260	267622252	267622245

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE